                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg               Omaha, NE              February 16, 2009
-------------------------------   --------------------   -----------------------
[Signature]                       [City, State]          [Date]
Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               21
Form 13F Information Table Entry Total:         108
Form 13F Information Table Value Total: $51,869,961
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   -----
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-10388               BH Columbia Inc.
 3.   28-719                 Blue Chip Stamps
 4.   28-554                 Buffett, Warren E.
 5.   28-1517                Columbia Insurance Co.
 6.   28-2226                Cornhusker Casualty Co.
 7.   28-06102               Cypress Insurance Company
 8.   28-11217               Fechheimer Brothers Company
 9.   28-                    GEC Investment Managers
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-                    Medical Protective Corp.
13.   28-1066                National Fire & Marine
14.   28-718                 National Indemnity Co.
15.   28-5006                National Liability & Fire Ins. Co.
16.   28-11222               Nebraska Furniture Mart
17.   28-717                 OBH Inc.
18.   28-                    U.S. Investment Corp.
19.   28-1357                Wesco Financial Corp.
20.   28-3091                Wesco Financial Ins. Co.
21.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2008

                                                                    Column 6
                                                                   Investment
                                                                   Discretion                                    Column 8
                                        Column 4    Column 5  --------------------                           Voting Authority
                Column 2   Column 3      Market    Shares or         (b)     (c)                        --------------------------
    Column 1    Title of     CUSIP     Value (In   Principal   (a) Shared- Shared-       Column 7           (a)       (b)    (c)
 Name of Issuer   Class     Number     Thousands)   Amount $  Sole Defined  Other     Other Managers        Sole    Shared   None
--------------- -------- ------------ ----------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
American
   Express Co.     Com    025816 10 9     319,531  17,225,400         X            4, 2, 5, 17           17,225,400
                                          148,300   7,994,634         X            4, 13, 17              7,994,634
                                        2,230,747 120,255,879         X            4, 14, 17            120,255,879
                                           36,045   1,943,100         X            4, 3, 17, 19, 20, 21   1,943,100
                                           25,965   1,399,713         X            4, 16, 17              1,399,713
                                           15,579     839,832         X            4, 8, 17                 839,832
                                           36,212   1,952,142         X            4, 17                  1,952,142
Bank of America
   Corp.           Com    060505 10 4      70,400   5,000,000         X            4, 9, 10, 11, 14, 17   5,000,000
Burlington
   Northern
   Santa Fe        Com    12189T 10 4   5,306,440  70,089,829         X            4, 14, 17             70,089,829
Carmax Inc.        Com    143130 10 2     138,976  17,636,500         X            4, 9, 10, 11, 14, 17  17,636,500
Coca Cola          Com    191216 10 0      18,108     400,000         X            4, 17                    400,000
                                           80,400   1,776,000         X            4, 15, 17              1,776,000
                                          326,198   7,205,600         X            4, 3, 17, 19, 20, 21   7,205,600
                                        1,817,210  40,141,600         X            4, 2, 5, 17           40,141,600
                                        6,335,337 139,945,600         X            4, 14, 17            139,945,600
                                          413,731   9,139,200         X            4, 13, 17              9,139,200
                                           21,730     480,000         X            4, 16, 17                480,000
                                           41,286     912,000         X            4, 7, 17                 912,000
Comcast Corp    CLA SPL   20030N 20 0     193,800  12,000,000         X            4, 9, 10, 11, 14, 17  12,000,000
Comdisco
   Holding Co.     Com    200334 10 0       9,502   1,218,199         X            4, 14, 17              1,218,199
                                            2,363     302,963         X            4, 2, 5, 17              302,963
                                              134      17,215         X            4, 13, 17                 17,215
ConocoPhillips     Com    20825C 10 4   3,724,227  71,896,273         X            4, 14, 17             71,896,273
                                          103,600   2,000,000         X            4, 13, 17              2,000,000
                                          310,800   6,000,000         X            4, 9, 10, 11, 14, 17   6,000,000
Constellation
   Energy
   Group, Inc.     Com    210371 10 0     499,224  19,897,322         X            4                     19,897,322
Costco
   Wholesale
   Corp.           Com    22160K 10 5     275,835   5,254,000         X            4, 14, 17              5,254,000
Eaton
   Corporation     Com    278058 10 2     159,072   3,200,000         X            4, 9, 10, 11, 14, 17   3,200,000
Gannett Inc.       Com    364730 10 1      27,581   3,447,600         X            4, 14, 17              3,447,600
General
   Electric Co.    Com    369604 10 3     126,002   7,777,900         X            4                      7,777,900
GlaxoSmithKline    ADR    37733W 10 5      56,296   1,510,500         X            4, 14, 17              1,510,500
Home Depot Inc.    Com    437076 10 2      85,174   3,700,000         X            4, 9, 10, 11, 14, 17   3,700,000
Ingersoll-Rd
   Company LTD.    CLA    G4776G 10 1      11,045     636,600         X            4                        636,000
                                          123,983   7,146,000         X            4, 9, 10, 11, 14, 17   7,146,000
Iron Mountain
   Inc.            Com    462846 10 6      83,395   3,372,200         X            4, 9, 10, 11, 14, 17   3,372,200
                                      -----------
                                       23,174,228
                                      -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2008

                                                                    Column 6
                                                                   Investment
                                                                   Discretion                                    Column 8
                                        Column 4    Column 5  --------------------                           Voting Authority
                Column 2   Column 3      Market    Shares or         (b)     (c)                        --------------------------
    Column 1    Title of     CUSIP     Value (In   Principal   (a) Shared- Shared-       Column 7           (a)       (b)    (c)
 Name of Issuer   Class     Number     Thousands)   Amount $  Sole Defined  Other     Other Managers        Sole    Shared   None
--------------- -------- ------------ ----------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
Johnson &
   Johnson         Com    478160 10 4     258,615   4,322,500         X            4                      4,322,500
                                          808,279  13,509,591         X            4, 14, 17             13,509,591
                                           19,463     325,300         X            4, 3, 17, 19, 20, 21     325,300
                                          543,687   9,087,200         X            4, 13, 17              9,087,200
                                           47,385     792,000         X            4, 2, 5, 12, 17          792,000
                                           34,402     575,000         X            4, 18                    575,000
Kraft Foods
   Inc.            Com    50075N 10 4   2,395,621  89,222,400         X            4, 14, 17             89,222,400
                                          826,720  30,790,300         X            4, 2, 5, 17           30,790,300
                                          268,500  10,000,000         X            4, 3, 17, 19, 20, 21  10,000,000
                                            6,976     259,800         X            4, 2, 5, 12, 17          259,800
                                          214,800   8,000,000         X            4                      8,000,000
Lowes Companies
   Inc.            Com    548661 10 7     139,880   6,500,000         X            4, 9, 10, 11, 14, 17   6,500,000
M & T Bank
   Corporation     Com    55261F 10 4     344,653   6,003,360         X            4, 14, 17              6,003,360
                                           31,346     546,000         X            4, 9, 10, 11, 14, 17     546,000
                                            9,513     165,700         X            4, 13, 17                165,700
Moody's            Com    615369 10 5     648,517  32,280,600         X            4, 14, 17             32,280,600
                                          315,803  15,719,400         X            4, 9, 10, 11, 14, 17  15,719,400
NRG Energy,
   Inc.            Com    629377 50 8     167,976   7,200,000         X            4, 9, 10, 11, 14, 17   7,200,000
Nalco Holding
   Co.             Com    62985Q 10 1     100,849   8,739,100         X            4, 9, 10, 11, 14, 17   8,739,100
Nike Inc.          Com    654106 10 3     389,691   7,641,000         X            4, 9, 10, 11, 14, 17   7,641,000
Norfolk
   Southern
   Corp.           Com    655844 10 8      90,948   1,933,000         X            4, 2, 5, 17            1,933,000
Procter &
   Gamble Co.      Com    742718 10 9   3,443,394  55,700,318         X            4, 14, 17             55,700,318
                                        1,253,710  20,280,000         X            4, 2, 5, 17           20,280,000
                                          385,756   6,240,000         X            4, 13, 17              6,240,000
                                          385,756   6,240,000         X            4, 3, 17, 19, 20, 21   6,240,000
                                           48,220     780,000         X            4, 15, 17                780,000
                                           96,439   1,560,000         X            4, 7, 17               1,560,000
                                           70,518   1,140,692         X            4, 9, 10, 11, 14, 17   1,140,692
                                          270,462   4,375,000         X            4                      4,375,000
Sanofi Aventis     ADR    80105N 10 5      15,710     488,500         X            4, 9, 10, 11, 14, 17     488,500
                                           93,140   2,896,133         X            4, 14, 17              2,896,133
                                            5,445     169,300         X            4, 13, 17                169,300
                                           11,250     350,000         X            4, 2, 5, 12, 17          350,000
Sun Trusts
   Banks Inc.      Com    867914 10 3      69,259   2,344,600         X            4, 14, 17              2,344,600
                                           25,404     860,000         X            4, 2, 5, 17              860,000
Torchmark Corp.    Com    891027 10 4       3,467      77,551         X            1, 4, 14, 17              77,551
                                           20,102     449,728         X            4, 2, 5, 17              449,728
                                           74,063   1,656,900         X            4, 14, 17              1,656,900
                                           28,595     639,700         X            4, 13, 17                639,700
                                      -----------
                                       13,964,314
                                      -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2008

                                                                    Column 6
                                                                   Investment
                                                                   Discretion                                    Column 8
                                        Column 4    Column 5  --------------------                           Voting Authority
                Column 2   Column 3      Market    Shares or         (b)     (c)                        --------------------------
    Column 1    Title of     CUSIP     Value (In   Principal   (a) Shared- Shared-       Column 7           (a)       (b)    (c)
 Name of Issuer   Class     Number     Thousands)   Amount $  Sole Defined  Other     Other Managers        Sole    Shared   None
--------------- -------- ------------ ----------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
US Bancorp         Com    902973 30 4     582,916  23,307,300         X            4, 2, 5, 17           23,307,300
                                          519,428  20,768,826         X            4, 14, 17             20,768,826
                                          209,209   8,365,000         X            4                      8,365,000
                                          250,100  10,000,000         X            4, 3, 17, 19, 20, 21  10,000,000
                                           54,372   2,174,000         X            4, 2, 5, 12, 17        2,174,000
                                           43,642   1,745,000         X            4, 18                  1,745,000
                                           29,794   1,191,300         X            4, 9, 10, 11, 14, 17   1,191,300
USG Corporation    Com    903293 40 5     137,260  17,072,192         X            4, 14, 17             17,072,192
Union Pacific
   Corp.           Com    907818 10 8     425,707   8,906,000         X            4, 2, 5, 17            8,906,000
United Parcel
   Service Inc.    Com    911312 10 6      78,835   1,429,200         X            4                      1,429,200
United Health
   Group Inc.      Com    91324P 10 2     167,580   6,300,000         X            4, 9, 10, 11, 14, 17   6,300,000
Wabco Holdings
   Inc.            Com    92927K 10 2      42,633   2,700,000         X            4, 9, 10, 11, 14, 17   2,700,000
Wal-Mart
   Stores, Inc.    Com    931142 10 3   1,065,045  18,998,300         X            4, 14, 17             18,998,300
                                           53,033     946,000         X            4, 9, 10, 11, 14, 17     946,000
Washington Post
   Co.             Cl B   939640 10 8     349,002     894,304         X            4, 14, 17                               894,304
                                           57,878     148,311         X            4, 5, 1, 6, 14, 17                      148,311
                                          252,946     648,165         X            4, 13, 17                               648,165
                                           14,433      36,985         X            4, 15, 17                                36,985
Wells Fargo &
   Co. Del         Com    949746 10 1   1,576,868  53,489,420         X            4, 2, 5, 17           53,489,420
                                          372,722  12,643,200         X            4, 3, 17, 19, 20, 21  12,643,200
                                        1,129,468  38,313,040         X            4, 13, 17             38,313,040
                                           82,190   2,788,000         X            4, 15, 17              2,788,000
                                           29,480   1,000,000         X            4, 17                  1,000,000
                                        3,808,270 129,181,488         X            4, 14, 17            129,181,488
                                           47,455   1,609,720         X            4, 16, 17              1,609,720
                                           50,116   1,700,000         X            4, 8, 17               1,700,000
                                           24,174     820,000         X            4, 7, 17                 820,000
                                          589,600  20,000,000         X            4, 9, 10, 11, 14, 17  20,000,000
                                          471,680  16,000,000         X            4, 1, 6, 14, 17       16,000,000
                                          235,840   8,000,000         X            4                      8,000,000
                                           77,596   2,700,000         X            4, 2, 5, 12, 17        2,700,000
                                           58,960   2,000,000         X            4, 18                  2,000,000
Wellpoint Inc.     Com   949773V 10 7     201,268   4,777,300         X            4, 9, 10, 11, 14, 17   4,777,300
Wesco Finl
   Corp.           Com    950817 10 6   1,641,919   5,703,087         X            4, 3, 17               5,703,087
                                      -----------
                                       14,731,419
                                      -----------
GRAND TOTAL                           $51,869,961
                                      ===========